PAINEWEBBER AND MITCHELL HUTCHINS/KIDDER, PEABODY MUTUAL FUNDS

PAINEWEBBER OFFERS A FAMILY OF 29 MUTUAL
FUNDS WHICH ENCOMPASS A DIVERSIFIED
RANGE OF INVESTMENT GOALS. INVESTORS
MAY EXCHANGE THEIR FUND SHARES WITH
OTHER FUNDS WITHIN THE FAMILY.

INCOME FUNDS

 . MH/KP ADJUSTABLE RATE GOVERNMENT FUND

 . MH/KP GLOBAL FIXED INCOME FUND

 . MH/KP GOVERNMENT INCOME FUND                           MITCHELL HUTCHINS/

 . MH/KP INTERMEDIATE FIXED INCOME FUND                   KIDDER, PEABODY

 . PW GLOBAL INCOME FUND                                  GOVERNMENT

 . PW HIGH INCOME FUND                                    INCOME FUND, INC.

 . PW INVESTMENT GRADE INCOME FUND

 . PW SHORT-TERM U.S. GOVERNMENT INCOME FUND

 . PW STRATEGIC INCOME FUND

 . PW U.S. GOVERNMENT INCOME FUND

TAX-FREE INCOME FUNDS

 . MH/KP MUNICIPAL BOND FUND

 . PW CALIFORNIA TAX-FREE INCOME FUND

 . PW MUNICIPAL HIGH INCOME FUND

 . PW NATIONAL TAX-FREE INCOME FUND

 . PW NEW YORK TAX-FREE INCOME FUND
    GROWTH FUNDS

 . MH/KP EMERGING MARKETS EQUITY FUND

 . MH/KP SMALL CAP GROWTH FUND

 . PW CAPITAL APPRECIATION FUND

 . PW GLOBAL EQUITY FUND

 . PW GROWTH FUND

 . PW REGIONAL FINANCIAL GROWTH FUND

 . PW SMALL CAP VALUE FUND

GROWTH AND INCOME FUNDS                            SEMI-ANNUAL REPORT

 . MH/KP ASSET ALLOCATION FUND                      July 31, 1995

 . MH/KP EQUITY INCOME FUND

 . PW BALANCED FUND

 . PW GROWTH AND INCOME FUND

 . PW GLOBAL ENERGY FUND

 . PW UTILITY INCOME FUND

PAINEWEBBER MONEY MARKET FUND
    -------------------------

(C)1995 PaineWebber Incorporated


[LOGO]  Printed on
        Recycled Paper

--------------------------------------------------------------------------------

                                                              September 15, 1995

Dear Shareholder,

During the six months ended July 31, 1995, the pace of U.S. economic growth appeared to have slowed in response to the Federal Reserve Board's repeated increases in the benchmark Federal Funds rate, the rate banks charge each other for overnight borrowing. After seven short-term interest rate hikes between February 1994 and February 1995, the Federal Reserve Board increased the Federal Funds rate to 6.0%, and effectively doubled short-term interest rates in twelve months. However, on July 6, 1995, the Federal Reserve cut the benchmark Federal Funds rate by 0.25%. This decrease, the first in nearly three years, signals that the Federal Reserve Board believes that inflationary pressures have eased enough to accommodate an adjustment in monetary conditions from restrictive toward neutral.

ECONOMIC OVERVIEW

News concerning the economy during the six months ended July 31, 1995 was dominated by debate over whether inflation was still a threat, discussions about the dismal performance of the dollar and details of efforts in Washington to implement a plan to balance the budget. Interest rates trended downward, as the perception that the Federal Reserve had won its battle with inflation and that the next policy action would be to lower short-term interest rates became widespread. The U.S. bond market rallied strongly in the first half of 1995, and strength in corporate earnings pushed stock prices higher. Employment reports indicated a slowing economy, with consumer spending declining significantly from 1994 and consumer credit reports showing high ratios of installment debt to disposable income. Side effects of higher interest rates lingered, however. Markets for new and existing homes were sluggish until the close of the six-month period, despite historically attractive mortgage rates. Although the U.S. economy appears to have been flat in the second quarter, the second half of 1995 should show signs of some economic revival, albeit with moderate growth.

PORTFOLIO REVIEW

November 1994 marked the end of a difficult bear market period for fixed income securities, as Treasury yields rose about 200 basis points. Although the Federal Reserve hiked short-term interest rates one more time in February 1995, the six month period was marked by a general decline in interest rates, culminating in a powerful bond market rally in May. As economic growth slowed, the mood of the bond market changed from gloom to euphoria, as investors no longer feared a continuing series of interest rate hikes by the Federal Reserve and began looking forward to interest rate cuts.

The Fund's total return for the six months ended July 31, 1995, without deducting sales charges, was 6.99% for Class A shares, 6.86% for Class B shares and 7.26% for Class C shares. The Fund's total return for this period, after deducting the maximum applicable sales charges, was 4.60% for Class A shares, 6.86% for Class B shares and 7.26% for Class C shares. During the six months ended July 31, 1995, the Fund paid distributions from net investment income totalling $0.42 for Class A shares, $0.41 for Class B shares and $0.46 for Class C shares. As of July 31, 1995, the Fund's 30-day SEC yield was 5.78% for Class A shares, 5.66% for Class B shares and 6.42% for Class C shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

As growth slows and inflation pressures continue to moderate, the possibility of long-term interest rates declining further continues. Based on this bullish market outlook and the presently very high level of interest rate volatility, the portfolio is underweighted in mortgage-backed securities. In declining interest rate environments and periods of high volatility, mortgage pre-payment risk generally increases--resulting in vulnerability in the mortgage-backed securities sector. However, spreads over Treasuries amongst the various fixed income products are at historically tight levels. In addition, there has not been a large new issue supply of mortgage and corporate issues. These two factors give mortgage-backed securities strong technical support. Our current portfolio strategy is to concentrate on the liquid segments of the mortgage-backed securities market, with a bias toward straight mortgage passthroughs.

The board of directors of the Fund has approved a Plan of Reorganization and Dissolution ("Reorganization") for submission to the Fund's shareholders, at a special meeting expected to be held on October 19, 1995. If the proposed Reorganization is approved and implemented, all of the Fund's assets will be acquired and its liabilities assumed by PaineWebber U.S. Government Income Fund ("Government Income Fund") in a tax-free reorganization. As a result of the Reorganization, the two funds' assets would be combined and each Fund shareholder would, on the closing date of the transaction, receive a number of full and fractional shares of the corresponding Class of shares of Government Income Fund having an aggregate value equal to the value of the shareholder's holdings in the Fund. Nirmal Singh and Craig Varrelman are responsible for the day-to-day portfolio management of the Government Income Fund. There can be no assurance that the Fund's shareholders will approve the Reorganization.

We value you as a shareholder and as a client, and thank you for your continued support. We welcome any comments or questions you may have.

Sincerely,




/s/ FRANK P.L. MINARD                 /s/ DENNIS L. MCCAULEY
FRANK P.L. MINARD                     DENNIS L. MCCAULEY
Chairman,                             Managing Director and Chief Investment
  Mitchell Hutchins Asset             Officer--Fixed Income,
  Management Inc.                       Mitchell Hutchins Asset Management Inc.






/s/ NIRMAL SINGH
NIRMAL SINGH
Portfolio Manager,
  Mitchell Hutchins/Kidder, Peabody
  Government Income Fund, Inc.

--------------------------------------------------------------------------------

Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.
--------------------------------------------------------------------------------
RECENT PERFORMANCE RESULTS (UNAUDITED)

                                               NET ASSET VALUE                        TOTAL RETURN1
                                     ------------------------------------    --------------------------------
                                                                               12 MONTHS          6 MONTHS
                                     07/31/95      01/31/95      07/31/94    ENDED 07/31/95    ENDED 07/31/95
-------------------------------------------------------------------------------------------------------------
Class A Shares                        $14.10        $13.58        $13.94           7.24%            6.99%
-------------------------------------------------------------------------------------------------------------
Class B Shares                         14.09         13.57         13.93           6.98             6.86
-------------------------------------------------------------------------------------------------------------
Class C Shares                         14.09         13.57         13.93           7.77             7.26
-------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                          NET ASSET VALUE
                        --------------------     CAPITAL GAINS                                             TOTAL
PERIOD COVERED          BEGINNING     ENDING      DISTRIBUTED            DIVIDENDS PAID2                  RETURN1
------------------------------------------------------------------------------------------------------------------------
11/22/85 - 12/31/85      $ 15.00      $15.42         --                     $  0.1310                       3.67%
------------------------------------------------------------------------------------------------------------------------
1986                       15.42      15.11         $0.1600                    1.1662                       6.98
------------------------------------------------------------------------------------------------------------------------
1987                       15.11      14.28          0.0980                    1.1227                       2.73
------------------------------------------------------------------------------------------------------------------------
1988                       14.28      14.12          --                        1.1478                       7.07
------------------------------------------------------------------------------------------------------------------------
1989                       14.12      14.70          --                        1.1679                      12.88
------------------------------------------------------------------------------------------------------------------------
1990                       14.70      14.27          --                        1.2135                       5.66
------------------------------------------------------------------------------------------------------------------------
1991                       14.27      14.91          --                        1.1740                      13.26
------------------------------------------------------------------------------------------------------------------------
1992                       14.91      14.74          --                        1.0786                       6.35
------------------------------------------------------------------------------------------------------------------------
1993                       14.74      14.82          --                        0.8221                       6.23
------------------------------------------------------------------------------------------------------------------------
1994                       14.82      13.45          --                        0.7613                      (4.15)
------------------------------------------------------------------------------------------------------------------------
01/01/95 - 07/31/95        13.45      14.10          --                        0.4248                       8.38
------------------------------------------------------------------------------------------------------------------------
                                      Totals:       $0.2580                 $ 10.2099
------------------------------------------------------------------------------------------------------------------------
                                       Cumulative Total Return as of 07/31/95:                             93.41%
------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                          NET ASSET VALUE
                        --------------------     CAPITAL GAINS                                             TOTAL
PERIOD COVERED          BEGINNING     ENDING      DISTRIBUTED            DIVIDENDS PAID2                  RETURN1
------------------------------------------------------------------------------------------------------------------------
06/14/93 - 12/31/93      $ 15.00      $14.82         --                     $  0.3480                       1.15%
------------------------------------------------------------------------------------------------------------------------
1994                       14.82      13.45          --                        0.7245                      (4.40)
------------------------------------------------------------------------------------------------------------------------
01/01/95 - 07/31/95        13.45      14.09          --                        0.4071                       8.16
------------------------------------------------------------------------------------------------------------------------
                                      Totals:        --                     $  1.4796
------------------------------------------------------------------------------------------------------------------------
                                       Cumulative Total Return as of 07/31/95:                              4.56%
------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                          NET ASSET VALUE
                        --------------------     CAPITAL GAINS                                             TOTAL
PERIOD COVERED          BEGINNING     ENDING      DISTRIBUTED            DIVIDENDS PAID2                  RETURN1
------------------------------------------------------------------------------------------------------------------------
06/14/93 - 12/31/93      $ 15.00      $14.82         --                     $  0.4079                       1.53%
------------------------------------------------------------------------------------------------------------------------
1994                       14.82      13.45          --                        0.8293                      (3.68)
------------------------------------------------------------------------------------------------------------------------
01/01/95 - 07/31/95        13.45      14.09          --                        0.4595                       8.60
------------------------------------------------------------------------------------------------------------------------
                                      Totals:        --                     $  1.6967
------------------------------------------------------------------------------------------------------------------------
                                       Cumulative Total Return as of 07/31/95:                              6.21%
------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable dates, and do not include sales charges; results for Class A shares would be lower if sales charges were included.
(2) Certain distributions may contain short-term capital gains.
--------------------------------------------------------------------------------

Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.

--------------------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                                          % RETURN WITHOUT DEDUCTING        % RETURN AFTER DEDUCTING
                                             MAXIMUM SALES CHARGE             MAXIMUM SALES CHARGE
                                        -------------------------------  -------------------------------
                                                     CLASS                            CLASS
                                        -------------------------------  -------------------------------
                                           A*         B**       C***        A*         B**       C***
--------------------------------------------------------------------------------------------------------
Twelve Months Ended 6/30/95                 9.09%      8.83%      9.62%      6.62%      8.83%      9.62%
--------------------------------------------------------------------------------------------------------
Five Years Ended 6/30/95                    6.56     N/A            N/A      6.08         N/A        N/A
--------------------------------------------------------------------------------------------------------
Commencement of Operations Through
  6/30/95+                                  7.14       2.39       3.14       6.89       2.39       3.14
--------------------------------------------------------------------------------------------------------

  * Maximum sales charge for Class A shares is 2.25% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
 ** Class B shares are sold without initial or contingent deferred sales charges, but bear ongoing 12b-1 distribution and service fees.
*** Class C shares are sold without initial or contingent deferred sales charges and are available exclusively to PaineWebber employees.
  + Commencement of operations was November 22, 1985, June 14, 1993 and June 14,
    1993 for Class A, Class B and Class C shares, respectively.
--------------------------------------------------------------------------------

    THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.
--------------------------------------------------------------------------------

Portfolio of Investments

July 31, 1995 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                    MATURITY            INTEREST
  (000)                                                      DATES               RATES            VALUE
----------                                            --------------------   --------------    -----------
LONG-TERM U.S. GOVERNMENT OBLIGATIONS--24.92%
   $10,610  U.S. Treasury Notes
            (cost-$11,262,295)......................  09/30/99 to 02/15/05   7.125 to 7.500%   $11,134,591
                                                                                               -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  CERTIFICATES--46.19%
     4,600  FNMA TBA................................              08/01/25            8.500      4,745,190
     7,359  FNMA....................................  08/01/24 to 07/01/25            7.500      7,345,434
     8,757  FNMA....................................  12/01/23 to 11/01/24            7.000      8,549,330
                                                                                               -----------
Total Federal National Mortgage Association
  Certificates (cost-$20,389,606)...................                                            20,639,954
                                                                                               -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  CERTIFICATES-10.83%
       197  GNMA....................................  09/15/14 to 02/15/16           10.500        217,108
        76  GNMA....................................  09/15/15 to 11/15/16           10.000         82,353
     4,374  GNMA....................................              10/15/24            8.500      4,539,844
                                                                                               -----------
Total Government National Mortgage Association
Certificates (cost-$4,676,829)......................                                             4,839,305
                                                                                               -----------

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--13.55%
     6,090  U.S. Treasury Bills (cost-$6,053,300)...  08/24/95 to 09/14/95   5.380 to 5.720      6,053,300
                                                                                               -----------

REPURCHASE AGREEMENT--4.06%
     1,814  Repurchase Agreement dated 07/31/95 with
             Daiwa Securities, Inc., collateralized
             by $1,165,000 U.S. Treasury Bonds,
             13.250% due 05/15/14; proceeds:
             $1,814,292 (cost-$1,814,000)...........              08/01/95            5.800      1,814,000
                                                                                               -----------
TOTAL INVESTMENTS (cost-$44,196,030)--99.55%........                                            44,481,150
Other assets in excess of liabilities--0.45%........                                               202,826
                                                                                               -----------
NET ASSETS--100.00%.................................                                           $44,683,976
                                                                                               -----------
                                                                                               -----------

                 See accompanying notes to financial statements

Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
July 31, 1995 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments, at value (cost-$44,196,030).....................................   $44,481,150
   Cash.........................................................................           302
   Receivable for investments sold..............................................     4,815,519
   Interest receivable..........................................................       478,092
   Receivable from investment adviser...........................................        20,510
   Other assets.................................................................        60,300
                                                                                   -----------
      Total assets..............................................................    49,855,873
                                                                                   -----------

LIABILITIES
   Payable for investments purchased............................................     4,752,119
   Payable for fund shares repurchased..........................................       206,561
   Dividends payable............................................................       101,440
   Payable to affiliate.........................................................        42,189
   Accrued expenses and other liabilities.......................................        69,588
                                                                                   -----------
      Total liabilities.........................................................     5,171,897
                                                                                   -----------

NET ASSETS
   Common stock--$0.01 par value; 3,170,270 stock outstanding...................    53,670,866
   Accumulated net realized capital losses from investment transactions.........    (9,272,010)
   Net unrealized appreciation of investments...................................       285,120
                                                                                   -----------
      Net assets................................................................   $44,683,976
                                                                                   -----------
                                                                                   -----------
CLASS A:
   Net assets...................................................................   $40,133,613
                                                                                   -----------
   Shares outstanding...........................................................     2,847,258
                                                                                   -----------
   Net asset and redemption value per share.....................................        $14.10
                                                                                        ------
                                                                                        ------

   Maximum offering price per share (net asset value plus sales charge
     of 2.25% of offering price)................................................        $14.42
                                                                                        ------
                                                                                        ------


CLASS B:
   Net assets...................................................................   $ 1,318,843
                                                                                   -----------
   Shares outstanding...........................................................        93,605
                                                                                   -----------
   Net asset value, offering price and redemption value per share...............        $14.09
                                                                                        ------
                                                                                        ------

CLASS C:
   Net assets...................................................................   $ 3,231,520
                                                                                   -----------
   Shares outstanding...........................................................       229,407
                                                                                   -----------
   Net asset value, offering price and redemption value per share...............        $14.09
                                                                                        ------
                                                                                        ------

                 See accompanying notes to financial statements

Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended July 31, 1995 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest......................................................................   $1,770,497
                                                                                    ----------
EXPENSES:
   Investment advisory and administration........................................      143,157
   Service and distribution fees--Class A........................................      104,269
   Service and distribution fees--Class B........................................        4,783
   Reports and notices to shareholders...........................................       22,795
   Transfer agency...............................................................       18,418
   Custody and accounting........................................................       17,093
   Legal and audit...............................................................       15,207
   Directors' fees and expenses..................................................       11,034
   Federal and state registration fees...........................................        9,050
   Other expenses................................................................        6,299
                                                                                    ----------
                                                                                       352,105
LESS: Fee waivers from investment adviser........................................      (20,510)
                                                                                    ----------
   Net expenses..................................................................      331,595
                                                                                    ----------
NET INVESTMENT INCOME............................................................    1,438,902
                                                                                    ----------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS:
   Net realized gains from investment transactions...............................      397,700
   Net change in unrealized appreciation/depreciation of investments.............    1,368,624
                                                                                    ----------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS...................    1,766,324
                                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................   $3,205,226
                                                                                    ----------
                                                                                    ----------

                 See accompanying notes to financial statements

Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.
--------------------------------------------------------------------------------

Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                                   FOR THE
                                                               SIX MONTHS ENDED        FOR THE
                                                                JULY 31, 1995         YEAR ENDED
                                                                 (UNAUDITED)       JANUARY 31, 1995
                                                               ----------------    ----------------
FROM OPERATIONS:
   Net investment income....................................     $  1,438,902        $  3,638,361
   Net realized gains (losses) from investment
     transactions...........................................          397,700          (4,973,951)
   Net change in unrealized appreciation/depreciation of
     investments............................................        1,368,624          (1,972,889)
                                                               ----------------    ----------------
   Net increase (decrease) in net assets resulting from
     operations.............................................        3,205,226          (3,308,479)
                                                               ----------------    ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income--Class A...........................       (1,283,038)         (3,309,531)
   Net investment income--Class B...........................          (38,513)            (79,144)
   Net investment income--Class C...........................         (117,351)           (249,686)
                                                               ----------------    ----------------
   Total dividends to shareholders..........................       (1,438,902)         (3,638,361)
                                                               ----------------    ----------------

FROM COMMON STOCK TRANSACTIONS:
   Net proceeds from the sale of shares.....................          615,708           4,765,260
   Cost of shares repurchased...............................       (8,972,227)        (30,984,562)
   Proceeds from dividends reinvested.......................        1,149,610           2,706,257
                                                               ----------------    ----------------
   Net decrease in net assets from common stock
     transactions...........................................       (7,206,909)        (23,513,045)
                                                               ----------------    ----------------
   Net decrease in net assets...............................       (5,440,585)        (30,459,885)

NET ASSETS:
   Beginning of period......................................       50,124,561          80,584,446
                                                               ----------------    ----------------
   End of period............................................     $ 44,683,976        $ 50,124,561
                                                               ----------------    ----------------
                                                               ----------------    ----------------

                 See accompanying notes to financial statements

Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)

--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc. (formerly Kidder, Peabody Government Income Fund, Inc.) (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

    Effective September 1, 1993, the Fund changed its fiscal year end from August 31 to January 31.

    Organizational Matters--On June 14, 1993 the Fund adopted the Choice Pricing SystemSM. Prior to June 14, 1993, the Fund issued only Class A shares; subsequent to that date the Fund issued Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure and ongoing service and distribution charges. All classes of shares have equal rights as to voting privileges, except that each class has exclusive voting rights with respect to its distribution plan.

    Valuation of Investments--The value of each U.S. government security for which quotations are available is based on the average of the quoted bid and asked prices. An independent pricing service is used to determine valuations for normal institutional-size trading units of securities. Options which are traded on exchanges are valued at their last sales price as of the close of such exchanges. Futures are valued daily using the last sales price as of the close of trading on the Chicago Board of Trade. The amortized cost method of valuation, which approximates market value, is used to value short-term debt obligations with 60 days or less remaining to maturity.

    Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

    Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

    Futures Contracts--Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

    Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund is subject to a number of guidelines

Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

--------------------------------------------------------------------------------

which reduce this risk by seeking to ensure that financial futures contracts are used for hedging purposes as well as to manage the average duration of the Fund's portfolio and not for leverage. However, imperfect correlations between futures contracts and the portfolio securities being hedged or, market disruptions, do not normally permit full control of these risks at all times. At July 31, 1995, there were no open futures contracts.

    Option Writing--When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. At July 31, 1995, there were no unexpired options.

    Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

    Federal Tax Status--The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

    At January 31, 1995, the Fund had a net capital loss carryforward of $9,669,710. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire between fiscal years 1998 and 2003.

    Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund declares dividends on a daily basis from net investment income. Net capital gains, if any, will be distributed at least annually, but the Fund may make more frequent distributions of such gains, if necessary, to avoid income or excise taxes. Dividends from net investment income and

Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

--------------------------------------------------------------------------------

distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

INVESTMENT ADVISER AND ADMINISTRATOR

    The Fund's investment adviser and administrator receives compensation from the Fund accrued daily and paid monthly at an annual rate of 0.625% of the Fund's average daily net assets.

    At a special meeting of shareholders held on April 13, 1995, Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") was appointed as investment adviser and administrator of the Fund. The Fund pays the same fee for investment advisory and administration services to Mitchell Hutchins as previously paid to Kidder Peabody Asset Management, Inc. ("KPAM"), as described in the Fund's prospectus. Mitchell Hutchins continues to manage the Fund in accordance with the Fund's investment objective, policies and restrictions as stated in the prospectus.

    Investment advisory functions for the Fund were previously transferred from KPAM to Mitchell Hutchins on an interim basis as a result of an asset purchase transaction by and among Kidder Peabody Group Inc., its parent, General Electric Company, and PaineWebber Group Inc. That period began on February 13, 1995 and ended April 13, 1995.

    In compliance with applicable state securities laws, the Fund's investment adviser will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended July 31, 1995, no reimbursement was required pursuant to the above limitation. Mitchell Hutchins, however, voluntarily waived a portion of its investment advisory and administration fee.

DISTRIBUTION PLANS

    Effective February 13, 1995, Mitchell Hutchins serves as the exclusive distributor of the Fund's shares. Under separate plans of distribution, Class A shares are sold subject to a front-end sales load and bear a distribution fee of 0.25% per annum and a service fee of 0.25% per annum of the lesser of (i) aggregate gross sales of the Class A shares since its inception (not including reinvestments of

Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements (continued)

--------------------------------------------------------------------------------

dividends or capital gains distributions), less aggregate redemptions since inception on which a contingent deferred sales charge has been paid or waived or
(ii) the average daily net assets attributable to Class A shares. Class B shares are sold at net asset value without a sales load and bear a distribution fee of 0.50% per annum and a service fee of 0.25% per annum of average class net assets.

    For the period February 1, 1995 to February 13, 1995, Kidder, Peabody & Co. Incorporated ("Kidder Peabody"), the Fund's predecessor distributor, earned $7,680 in distribution and service fees. For the period from February 13, 1995 to July 31, 1995, Mitchell Hutchins earned $101,372 in such fees. At July 31, 1995, the Fund owed Mitchell Hutchins $18,127 in service and distribution fees.

    Mitchell Hutchins also receives the proceeds of any front-end sales loads with respect to the purchase of Class A shares. For the six months ended July 31, 1995, Kidder Peabody and Mitchell Hutchins earned approximately $260 and $3,300, respectively, in initial sales charges on the sale of Class A shares.

INVESTMENTS IN SECURITIES

    For federal income tax purposes, the cost of securities owned at July 31, 1995 was substantially the same as the cost of securities for financial statement purposes.

    At July 31, 1995, the components of the net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over
  cost)........................................................   $ 461,120
Gross depreciation (investments having an excess of cost over
  value).......................................................    (176,000)
                                                                  ---------
Net unrealized appreciation of investments.....................   $ 285,120
                                                                  ---------
                                                                  ---------

    For the six months ended July 31, 1995, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $80,119,926 and $88,981,119, respectively.

CONCENTRATION OF RISK

    The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to specific industry or state.

Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

--------------------------------------------------------------------------------

SHARES OF COMMON STOCK

    There were 500,000,000 shares, consisting of several classes, of $0.01 par value common stock authorized. Transactions in shares of common stock were as follows:

                                          CLASS A                CLASS B               CLASS C
                                  ------------------------  ------------------  ---------------------
                                    SHARES       AMOUNT     SHARES    AMOUNT     SHARES     AMOUNT
                                  ----------  ------------  -------  ---------  --------  -----------
Six months ended July 31, 1995:
    Shares sold..................     11,347  $    158,859   11,722  $ 162,542    20,920  $   294,307
    Dividends reinvested in
      additional Fund shares.....     72,111     1,006,487    2,589     36,148     7,673      106,975
    Shares repurchased...........   (549,396)   (7,600,390) (14,997)  (208,159)  (83,664)  (1,163,678)
                                  ----------  ------------  -------  ---------  --------  -----------
Net decrease.....................   (465,938) $ (6,435,044)    (686) $  (9,469)  (55,071) $  (762,396)
                                  ----------  ------------  -------  ---------  --------  -----------
                                  ----------  ------------  -------  ---------  --------  -----------
Year ended January 31, 1995:
    Shares sold..................    154,271  $  2,160,857   27,481  $ 389,801   158,331  $ 2,214,602
    Dividends reinvested in
      additional Fund shares.....    173,778     2,408,464    5,144     71,137    16,434      226,656
    Shares repurchased........... (2,056,749)  (28,426,526) (48,732)  (678,196) (136,770)  (1,879,840)
                                  ----------  ------------  -------  ---------  --------  -----------
Net increase (decrease).......... (1,728,700) $(23,857,205) (16,107) $(217,258)   37,995  $   561,418
                                  ----------  ------------  -------  ---------  --------  -----------
                                  ----------  ------------  -------  ---------  --------  -----------

PROPOSED REORGANIZATION

    The Board of Directors of the Fund has approved a Plan of Reorganization and Dissolution (the "Reorganization") for submission to its shareholders at a special meeting to be held October 19, 1995. If the proposed Reorganization is approved and implemented, all the Fund's assets will be acquired and its liabilities assumed by PaineWebber U.S. Government Income Fund ("U.S. Government Income Fund") in a tax-free reorganization. As a result of the Reorganization, the two funds' assets would be combined and each Fund shareholder would, on the closing date of the transaction, receive a number of full and fractional shares of the corresponding Class of shares of U.S. Government Income Fund having an aggregate value equal to the value of the shareholder's holdings in the Fund. There can be no assurance that the Fund's shareholders will approve the Reorganization.

Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.
--------------------------------------------------------------------------------

Financial Highlights

--------------------------------------------------------------------------------

    Selected data for a share of common stock outstanding is presented below:

                                                                   CLASS A
                              ---------------------------------------------------------------------------------
                                                                                                      FOR THE
                                                                          FOR THE                    SIX MONTHS
                                                                        FIVE MONTHS      FOR THE       ENDED
                                  FOR THE YEARS ENDED AUGUST 31,           ENDED       YEAR ENDED     JULY 31,
                              --------------------------------------    JANUARY 31,    JANUARY 31,      1995
                                1990      1991      1992      1993         1994           1995       (UNAUDITED)
                              --------   -------   -------   -------    -----------    -----------   ----------
Net asset value, beginning
 of period..................  $  14.43   $ 14.21   $ 14.58   $ 14.88      $ 15.00        $ 14.93      $  13.58
                              --------   -------   -------   -------    -----------    -----------   ----------
Income (loss) from
 investment operations:
 Net investment income......      1.20      1.18      1.13      0.97         0.25           0.78          0.42
 Net realized and unrealized
  gains (losses) on
  investments...............     (0.22)     0.37      0.30      0.12        (0.07)         (1.35)         0.52
                              --------   -------   -------   -------    -----------    -----------   ----------
Total income (loss) from
 investment operations......      0.98      1.55      1.43      1.09         0.18          (0.57)         0.94
                              --------   -------   -------   -------    -----------    -----------   ----------
Less dividends to
 shareholders from net
 investment income..........     (1.20)    (1.18)    (1.13)    (0.97)       (0.25)         (0.78)        (0.42)
                              --------   -------   -------   -------    -----------    -----------   ----------
Net asset value, end of
 period.....................  $  14.21   $ 14.58   $ 14.88   $ 15.00      $ 14.93        $ 13.58      $  14.10
                              --------   -------   -------   -------    -----------    -----------   ----------
                              --------   -------   -------   -------    -----------    -----------   ----------
Total investment return (1).      6.98%    11.41%    10.13%     7.70%        1.20%         (3.95)%        6.99%
                              --------   -------   -------   -------    -----------    -----------   ----------
                              --------   -------   -------   -------    -----------    -----------   ----------
Ratios/Supplemental data:
 Net assets, end of period
  (000's)...................  $100,148   $96,920   $91,955   $85,453      $75,260        $44,985      $ 40,134
 Ratio of expenses to
   average net assets**.....      1.40%     1.23%     1.18%     1.23%        1.56%*         1.53%         1.46%*
 Ratio of net investment
   income to average net
   assets**.................      8.33%     8.29%     7.67%     6.38%        4.02%*         5.57%         6.15%*
 Portfolio turnover rate....       143%        3%       75%      139%         127%           256%          193%

------------
 + For the period June 14, 1993 (commencement of offering of shares) to August
   31, 1993.

 * Annualized.

** During the six months ended July 31, 1995, Mitchell Hutchins waived certain of its fees from the Fund. If such fee waivers had not been made, the annualized ratio of expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 1.55% and 6.06%, respectively, for Class A shares, 1.80% and 5.95%, respectively, for Class B shares and 1.05% and 6.58%, respectively, for Class C shares for the six months ended July 31, 1995.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

--------------------------------------------------------------------------------

Financial Highlights (concluded)

--------------------------------------------------------------------------------

                         CLASS B                                                        CLASS C
----------------------------------------------------------     ---------------------------------------------------------
                                                 FOR THE                                                       FOR THE
 FOR THE         FOR THE                        SIX MONTHS      FOR THE         FOR THE                       SIX MONTHS
  PERIOD       FIVE MONTHS        FOR THE         ENDED          PERIOD       FIVE MONTHS       FOR THE         ENDED
  ENDED           ENDED         YEAR ENDED       JULY 31,        ENDED           ENDED        YEAR ENDED       JULY 31,
AUGUST 31,     JANUARY 31,      JANUARY 31,        1995        AUGUST 31,     JANUARY 31,     JANUARY 31,        1995
  1993+            1994            1995         (UNAUDITED)      1993+           1994            1995         (UNAUDITED)
----------     ------------     -----------     ----------     ----------     -----------     -----------     ----------

 $  15.00        $  14.99         $ 14.92         $13.57         $15.00         $ 14.99         $ 14.92         $13.57
----------     ------------     -----------     ----------     ----------     -----------     -----------     ----------


     0.17            0.23            0.74           0.41           0.20            0.28            0.84           0.46

    (0.01)          (0.07)          (1.35)          0.52          (0.01)          (0.07)          (1.35)          0.52
----------     ------------     -----------     ----------     ----------     -----------     -----------     ----------

     0.16            0.16           (0.61)          0.93           0.19            0.21           (0.51)          0.98
----------     ------------     -----------     ----------     ----------     -----------     -----------     ----------

    (0.17)          (0.23)          (0.74)         (0.41)         (0.20)          (0.28)          (0.84)         (0.46)
----------     ------------     -----------     ----------     ----------     -----------     -----------     ----------
 $  14.99        $  14.92         $ 13.57         $14.09         $14.99         $ 14.92         $ 13.57         $14.09
----------     ------------     -----------     ----------     ----------     -----------     -----------     ----------
----------     ------------     -----------     ----------     ----------     -----------     -----------     ----------
     0.79%           1.06%          (4.20)%         6.86%          1.22%           1.37%          (3.49)%         7.26%
----------     ------------     -----------     ----------     ----------     -----------     -----------     ----------
----------     ------------     -----------     ----------     ----------     -----------     -----------     ----------

 $  1,112        $  1,647         $ 1,280         $1,319         $1,981         $ 3,677         $ 3,860         $3,231

     1.59*           1.87%*          1.78%          1.71%*         0.93%*          1.14%*          1.03%          0.96%*

     6.02%*          3.70%*          5.32%          6.04%*         6.68%*          4.44%*          6.07%          6.66%*
      139%            127%            256%           193%           139%            127%            256%           193%

Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.
--------------------------------------------------------------------------------

Shareholder Information

--------------------------------------------------------------------------------

    A special meeting of shareholders of Mitchell Hutchins/Kidder, Peabody Government Income Fund ("Fund") was held on April 13, 1995. At the meeting David
J. Beaubien, William W. Hewitt, Jr., Thomas R. Jordan, Frank P.L. Minard and Carl W. Schafer were elected as directors to serve without limit in time, subject to resignation, retirement or removal. The selection of Deloitte & Touche LLP as the Fund's independent accountants was ratified.

    The votes were as follows:

                                                               ALL SHARES VOTING AS A SINGLE CLASS
                                                          ---------------------------------------------
                                                          SHARES VOTED FOR    SHARES WITHHOLD AUTHORITY
                                                          ----------------    -------------------------
David J. Beaubien......................................       2,061,269                267,942
William W. Hewitt, Jr..................................       2,061,269                267,942
Thomas R. Jordan.......................................       2,061,269                267,942
Frank P. L. Minard.....................................       2,061,269                267,942
Carl W. Schafer........................................       2,061,269                267,942

                                                            ALL SHARES VOTING AS A SINGLE CLASS
                                                       ----------------------------------------------
                                                        SHARES        SHARES             SHARES
                                                       VOTED FOR   VOTED AGAINST   WITHHOLD AUTHORITY
                                                       ---------   -------------   ------------------
Ratification of the selection of Deloitte
  & Touche LLP........................................  2,018,965       22,283           287,963

    In addition the following agreements were approved for the Fund:

    1) An interim investment advisory agreement between the Fund and Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") containing substantially the same terms, conditions and fees as the previous investment advisory agreement with Kidder Peabody Asset Management, Inc. ("KPAM").

    The votes were as follows:

                                                            ALL SHARES VOTING AS A SINGLE CLASS
                                                      ------------------------------------------------
                                                       SHARES         SHARES              SHARES
                                                      VOTED FOR    VOTED AGAINST    WITHOLD AUTHORITY
                                                      ---------    -------------    ------------------
                                                      2,012,888         9,868             306,455

Mitchell Hutchins/Kidder, Peabody Government Income Fund, Inc.
--------------------------------------------------------------------------------

Shareholder Information (concluded)

--------------------------------------------------------------------------------

    2) A new investment advisory and administration agreement between the Fund and Mitchell Hutchins containing the same fees and substantively similar material terms and conditions as the previous investment advisory agreement with KPAM to commence on the termination of the interim agreement.

    The votes were as follows:

                                                            ALL SHARES VOTING AS A SINGLE CLASS
                                                      ------------------------------------------------
                                                       SHARES         SHARES              SHARES
                                                      VOTED FOR    VOTED AGAINST    WITHOLD AUTHORITY
                                                      ---------    -------------    ------------------
                                                      2,016,516         9,231             303,464

    Note: Broker non-votes and abstentions are included within the "Shares Withhold Authority" totals.

                                         ---------------------------------------
                                         DIRECTORS
                                         David J. Beaubien
                                         William W. Hewitt, Jr.
                                         Thomas R. Jordan
                                         Frank P.L. Minard
                                         Carl W. Schafer
                                         ---------------------------------------
                                         OFFICERS
                                         Margo N. Alexander
                                         President
                                         Dennis L. McCauley
                                         Vice President
                                         Nirmal Singh
                                         Vice President
                                         Victoria E. Schonfeld
                                         Vice President
                                         Dianne E. O'Donnell
                                         Vice President and Secretary
                                         Julian F. Sluyters
                                         Vice President and Treasurer
                                         ---------------------------------------
                                         INVESTMENT ADVISER,
                                         ADMINISTRATOR
                                         AND DISTRIBUTOR
                                         Mitchell Hutchins Asset Management Inc.
                                         1285 Avenue of the Americas
                                         New York, New York 10019
                                         ---------------------------------------
                                         This report is not to be used in
                                         connection with the offering of shares
                                         of the Fund unless accompanied or
                                         preceded by an effective prospectus.

                                         The financial information included
                                         herein is taken from the records of the
                                         Fund without examination by independent
                                         accountants who do not express an
                                         opinion thereon.

                                         A prospectus containing more complete
                                         information
                                         for any of the funds listed on the back
                                         cover can be
                                         obtained from a PaineWebber investment
                                         executive
                                         or correspondent firm. Read the
                                         prospectus carefully
                                         before investing.